SEMI-ANNUAL CONDENSED CONSOLIDATED CASH FLOW STATEMENT - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Profit	€ 31,332	€ 52,116
Income taxes	17,218	26,162
Depreciation, amortization and impairment of assets	113,527	86,983
Financial income	(12,106)	(15,601)
Financial expenses	29,267	44,592
Foreign exchange losses	7,684	7,003
Write downs and other provisions	1,450	962
Write downs of the provision for obsolete inventory	7,775	19,292
Result from investments accounted for using the equity method	(314)	2,237
Other non-cash expenses, net	36,124	18,839
Change in inventories	(21,568)	(79,454)
Change in trade receivables	21,286	(26,851)
Change in trade payables including customer advances	(28,354)	3,710
Change in other operating assets and liabilities	(42,268)	2,870
Interest paid	(19,587)	(13,480)
Income taxes paid	(21,018)	(21,797)
Net cash flows from operating activities	120,448	107,583
Investing activities
Payments for property, plant and equipment	(47,926)	(25,699)
Payments for intangible assets	(12,151)	(8,801)
Payments for purchases of non-current financial assets	(1,319)	(585)
Proceeds from disposals of current financial assets and derivative instruments	15,707	221,869
Payments for acquisitions of current financial assets and derivative instruments	(21,444)	(6,023)
Business combinations, net of cash acquired	(14,608)	(108,575)
Acquisition of investments accounted for using the equity method	0	(11,228)
Net cash flows (used in)/from investing activities	(81,741)	60,958
Financing activities
Proceeds from borrowings	154,713	65,000
Repayments of borrowings	(174,223)	(173,407)
Payments of lease liabilities	(66,950)	(59,115)
Payments for acquisition of non-controlling interests	(23,502)	0
Proceeds from the exercise of warrants	0	4,409
Sales of shares held in treasury	0	3,654
Dividends paid to non-controlling interests	(1,444)	(6,068)
Net cash flows used in financing activities	(111,406)	(165,527)
Effects of exchange rate changes on cash and cash equivalents	1,736	(2,295)
Net (decrease)/increase in cash and cash equivalents	(70,963)	719
Cash and cash equivalents at the beginning of the period	296,279	254,321
Cash and cash equivalents at the end of the period	€ 225,316	€ 255,040